Intangible Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents	$ 208,943	$ 208,943
Less: accumulated amortization	79,985	63,316
Finite-Lived Intangible Assets, Net	$ 128,958	$ 145,627